STATE OF DELAWARE CERTIFICATE OF CONVERSION

FROM A DELAWARE STATUTORY TRUST TO A NON-DELAWARE ENTITY PURSUANT TO SECTION 3821 OF THE STATUTORY TRUST CODE

1.) The name of the Statutory Trust is

FS Global Credit Opportunities Fund                 .

(If changed, the name under which it’s certificate of trust was originally filed:          )

2.) The date of filing of its original certificate of trust with the Secretary of State is

January 28, 2013                                   .

3.) The jurisdiction in which the business form, to which the statutory trust shall be converted, is organized, formed or created is Maryland                      .

4.) The conversion has been approved in accordance with this section;

5.) The statutory trust may be served with process in the State of Delaware in any action, suit or proceeding for enforcement of any obligation of the statutory trust arising while it was a statutory trust of the State of Delaware, and that it irrevocably appoints the Secretary of State as its agent to accept service of process in any such action, suit or proceeding.

6.) The address to which a copy of the process shall be mailed to by the Secretary of State is 201 Rouse Boulevard, Philadelphia, Pennsylvania 19112                .

[Signature page follows]

In Witness Whereof, the undersigned have executed this Certificate of Conversion on this   14           day of March          ,  A.D. 2022          .

TRUSTEES:

Michael Forman

/s/ Michael Forman

Barbara J. Fouss
/s/ Barbara J. Fouss

Walter W. Buckley, III
/s/ Walter W. Buckley, III

Philip E. Hughes, Jr.
/s/ Philip E. Hughes, Jr

Robert N.C. Nix, III
/s/ Robert N.C. Nix, III